SCHEDULE I-CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
SCHEDULE I-CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
Net income	¥ 1,582,299	$ 216,774	¥ 2,080,197	¥ 1,194,871
Other comprehensive (loss)/income, net of tax of nil:
Foreign currency translation adjustment	22,142	3,033	(1,909)	8,563
Unrealized (loss)/gain on other financial investments	33,457	4,584	17,813	(12,351)
Comprehensive income	1,637,898	224,391	2,096,101	1,191,083
Other comprehensive (loss)/income, tax	0		0	0
Reportable Legal Entities | Parent Company
SCHEDULE I-CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
Net income	1,582,299	216,774	2,080,197	1,194,871
Other comprehensive (loss)/income, net of tax of nil:
Foreign currency translation adjustment	22,142	3,033	(1,909)	8,563
Unrealized (loss)/gain on other financial investments	33,457	4,584	17,813	(12,351)
Comprehensive income	1,637,898	$ 224,391	2,096,101	1,191,083
Other comprehensive (loss)/income, tax	¥ 0		¥ 0	¥ 0